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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                       OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266



                    AMY M. MITCHELL, Secretary and Treasurer
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER                   JOHN C. MILES, ESQ.
VINTAGE MUTUAL FUNDS, INC.           DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200          CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266          1900 U.S. BANK BUILDING, 233 S. 13TH STREET
                                     LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31
DATE OF REPORTING PERIOD: 12/31/2006

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS


        VINTAGE INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  GOVT & AGENCY SEC
                  FFCB
     1,000,000    FFCB Variable                          1.19%         999,777
                  Var Due 12/27/07
     1,000,000    FFCB                                   1.19%         999,777

                  FHLB
       500,000    FHLB                                   0.60%         498,503
                  4.625% Due 07/18/07
       500,000    FHLB                                   0.59%         493,846
                  3.125% Due 08/15/07
       750,000    FHLB                                   0.89%         740,880
                  3.160% Due 08/17/07
       475,000    FHLB                                   0.57%         473,564
                  4.750% Due 08/17/07
     1,000,000    FHLB                                   1.19%         993,664
                  4.250% Due 09/14/07
     1,100,000    FHLB                                   1.26%       1,057,914
                  0.000% Due 10/05/07
       750,000    FHLB Step Cpn                          0.89%         743,344
                  4.000% Due 10/22/07
     1,000,000    FHLB                                   1.19%         995,885
                  4.625% Due 10/24/07
       500,000    FHLB                                   0.59%         493,366
                  3.500% Due 11/15/07
     6,575,000    FHLB                                   7.76%       6,490,965

                  FHLMC
     1,500,000    FHLMC                                  1.79%       1,496,855
                  3.625% Due 02/15/07
     2,000,000    FHLMC DN                               2.33%       1,950,828
                  0.000% Due 06/26/07
     1,000,000    FHLMC DN                               1.15%         966,212
                  0.000% Due 09/07/07
       735,000    FHLMC                                  0.87%         725,496
                  3.300% Due 09/14/07
       710,000    FHLMC DN                               0.81%         676,840
                  0.000% Due 12/11/07
     5,945,000    FHLMC                                  6.95%       5,816,230

        VINTAGE INSTITUTIONAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  FNMA
       500,000    FNMA                                   0.60%         498,298
                  3.625% Due 03/15/07
       850,000    FNMA                                   1.01%         842,350
                  3.500% Due 07/20/07
       560,000    FNMA DN                                0.64%         537,286
                  0.000% Due 10/26/07
     1,000,000    FNMA                                   1.18%         984,496
                  3.250% Due 11/15/07
       300,000    FNMA                                   0.36%         302,622
                  6.150% Due 12/10/07
     3,210,000    FNMA                                   3.78%       3,165,052
    16,730,000    TOTAL GOVT & AGENCY SEC               19.68%      16,472,025

                  REPURCHASE AGREEMENT
    21,000,000    BARCLAYS VINTAGE REP                  25.09%      21,000,000
                  5.25% due  1/ 2/07
    24,000,000    BEAR STNS VINTAGE                     28.68%      24,000,000
                  5.32% due  1/ 2/07
    22,216,101    SNW VINTAGE REPO                      26.55%      22,216,101
                  5.29% due  1/ 2/07
    67,216,101    TOTAL REPURCHASE AGREEMENT            80.32%      67,216,101
    83,946,101    TOTAL PORTFOLIO                      100.00%      83,688,126

           VINTAGE INSTITUTIONAL RESERVE FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
                  GOVT & AGENCY SEC
                  FFCB
       181,000    FFCB                                   0.29%         179,301
                  3.250% Due 06/15/07
     1,000,000    FFCB Variable                          1.63%         999,777
                  Var Due 12/27/07
     1,181,000    FFCB                                   1.92%       1,179,078

                  FHLB
       400,000    FHLB Step Cpn                          0.65%         399,510
                  3.500% Due 01/22/07
       500,000    FHLB                                   0.81%         498,745
                  2.615% Due 02/07/07
     3,000,000    FHLB                                   4.88%       2,997,529
                  4.875% Due 02/15/07
     1,000,000    FHLB                                   1.62%         994,900
                  3.050% Due 03/28/07
       700,000    FHLB                                   1.13%         693,040
                  3.110% Due 06/22/07
     1,190,000    FHLB                                   1.91%       1,172,605
                  2.250% Due 07/02/07
     1,000,000    FHLB                                   1.62%         997,006
                  4.625% Due 07/18/07
     1,000,000    FHLB Variable                          1.63%         999,728
                  Var Due 09/06/07
       500,000    FHLB                                   0.81%         496,832
                  4.250% Due 09/14/07
     1,500,000    FHLB                                   2.35%       1,442,610
                  0.000% Due 10/05/07
     1,145,000    FHLB                                   1.84%       1,129,644
                  3.500% Due 11/15/07
     1,000,000    FHLB Variable                          1.63%       1,000,000
                  Var Due 11/21/07
       300,000    FHLB                                   0.48%         295,482
                  3.480% Due 11/27/07
     1,000,000    FHLB Variable                          1.63%       1,000,000
                  Var Due 11/28/07
       920,000    FHLB                                   1.46%         895,912
                  2.400% Due 12/28/07
       350,000    FHLB                                   0.56%         342,578
                  3.010% Due 12/28/07
    15,505,000    FHLB                                  24.99%      15,356,120

           VINTAGE INSTITUTIONAL RESERVE FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  FHLMC
     2,230,000    FHLMC                                  3.62%       2,225,321
                  3.625% Due 02/15/07
       500,000    FHLMC                                  0.81%         499,574
                  4.800% Due 02/20/07
       680,000    FHLMC                                  1.10%         675,089
                  2.460% Due 03/29/07
     1,000,000    FHLMC                                  1.62%         996,955
                  4.125% Due 04/02/07
     1,605,000    FHLMC                                  2.60%       1,597,966
                  3.750% Due 04/15/07
       275,000    FHLMC                                  0.45%         274,095
                  4.500% Due 05/17/07
     1,000,000    FHLMC                                  1.63%         999,092
                  5.000% Due 09/07/07
       300,000    FHLMC Step Cpn                         0.49%         299,275
                  Step Due 10/19/07
       361,000    FHLMC                                  0.58%         358,990
                  4.500% Due 11/15/07
     7,951,000    FHLMC                                 12.90%       7,926,357

                  FNMA
       600,000    FNMA                                   0.97%         598,649
                  2.710% Due 01/30/07
     2,500,000    FNMA                                   4.05%       2,491,046
                  2.375% Due 02/15/07
     1,000,000    FNMA                                   1.62%         996,595
                  3.625% Due 03/15/07
       800,000    FNMA                                   1.30%         797,772
                  4.750% Due 08/03/07
       860,000    FNMA                                   1.37%         843,708
                  2.625% Due 10/01/07
     5,760,000    FNMA                                   9.32%       5,727,770
    30,397,000    TOTAL GOVT & AGENCY SEC               49.14%      30,189,324

                  REPURCHASE AGREEMENT
    12,000,000    BEAR STNS VINTAGE                     19.53%      12,000,000
                  5.32% due  1/ 2/07
     9,000,000    MORGAN VINTAGE REPO                   14.65%       9,000,000
                  5.27% due 01/02/07
    10,249,573    SNW VINTAGE REPO                      16.68%      10,249,573
                  5.29% due  1/ 2/07
    31,249,573    TOTAL REPURCHASE AGREEMENT            50.86%      31,249,573
    61,646,573    TOTAL PORTFOLIO                      100.00%      61,438,897

              VINTAGE MUNICIPAL ASSET FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006

                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
                  MUNICIPAL BONDS
                  ARIZONA
       400,000    Apache Co.,  AZ Dev                     3.24%        400,000
                  Var Due 12/15/18
       400,000    ARIZONA                                 3.24%        400,000

                  CALIFORNIA
       200,000    Riverside Co., CA                       1.62%        200,000
                  Var Due 12/01/15
       200,000    CALIFORNIA                              1.62%        200,000

                  CONNECTICUT
       100,000    Connecticut State                       0.83%        102,160
                  5.000% Due 11/01/07
       100,000    CONNECTICUT                             0.83%        102,160

                  FLORIDA
       400,000    Sarasota Pub Hosp CP                    3.24%        400,000
                  3.460% Due 02/02/07
       100,000    Broward Co., FL Sch                     0.82%        101,880
                  5.375% Due 07/01/07
       100,000    Pasco CO., FL Water                     0.81%        100,324
                  4.000% Due 10/01/07
       175,000    Nassau Co., FL PCR                      1.42%        175,000
                  Var Due 10/01/08
       775,000    FLORIDA                                 6.29%        777,203

                  GEORGIA
       400,000    Muni Elec Auth GA CP                    3.24%        400,000
                  3.500% Due 01/04/07
       500,000    Marietta, GA Hsg                        4.05%        500,000
                  Var Due 07/01/24
       300,000    Marietta, GA Hsg                        2.43%        300,000
                  Var Due 07/01/24
     1,200,000    GEORGIA                                 9.71%      1,200,000

                  IOWA
       100,000    IA Fin Hosp Facility                    0.81%        100,000
                  Var Due 07/01/13
       385,000    IA Fin West Fdn Proj                    3.11%        385,000
                  Var Due 01/01/32
       485,000    IOWA                                    3.92%        485,000

              VINTAGE MUNICIPAL ASSET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  ILLINOIS
       200,000    Illinois State, G.O.                    1.62%        200,000
                  5.000% Due 01/01/07
       200,000    Cook County, IL                         1.67%        206,049
                  7.250% Due 11/01/07
       300,000    IL Health NW Hosp                       2.43%        300,000
                  Var Due 08/15/25
       300,000    IL Dev Finance Auth                     2.43%        300,000
                  Var Due 12/01/28
     1,000,000    ILLINOIS                                8.14%      1,006,049

                  KENTUCKY
       245,000    Kentucky Rural Water                    1.98%        245,091
                  4.250% Due 02/01/07
       245,000    KENTUCKY                                1.98%        245,091

                  MARYLAND
       200,000    MD Health & High Ed                     1.62%        200,000
                  Var Due 10/01/37
       200,000    MARYLAND                                1.62%        200,000

                  MICHIGAN
       400,000    Univ of Mich CP                         3.24%        400,000
                  3.450% Due 01/05/07
       100,000    Yale, MI Pub Schools                    0.82%        100,930
                  6.375% Due 05/01/07
       200,000    Michigan State Strat                    1.65%        204,171
                  5.500% Due 08/01/07
       700,000    MICHIGAN                                5.70%        705,101

                  MINNESOTA
       100,000    Minnesota State                         0.82%        100,851
                  5.000% Due 08/01/07
       200,000    Kimball, MN ISD #739                    1.62%        200,346
                  4.000% Due 9/24/07
       300,000    MINNESOTA                               2.44%        301,197

                  NEBRASKA
       150,000    Nebraska Ed Fin Auth                    1.21%        150,000
                  Var Due 12/15/35
       150,000    NEBRASKA                                1.21%        150,000

                  NEW HAMPSHIRE
       150,000    NH Health & Edu                         1.21%        150,000
                  Var Due 06/01/23
       150,000    NEW HAMPSHIRE                           1.21%        150,000

                  NEW MEXICO
       400,000    Las Cruces, NM Tax                      3.23%        399,509
                  3.500% Due 06/01/07
       400,000    NEW MEXICO                              3.23%        399,509

              VINTAGE MUNICIPAL ASSET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  NEW YORK
       175,000    New York State                          1.42%        175,730
                  4.000% Due 12/15/07
       175,000    NEW YORK                                1.42%        175,730

                  OHIO
        50,000    Ohio St Univ                            0.40%         50,000
                  Var Due 12/01/21
       500,000    Warren Co., OH                          4.05%        500,000
                  Var Due 07/01/23
       400,000    Cin & Ham Cos., OH                      3.24%        400,000
                  Var Due 09/01/25
       300,000    Ohio St Univ                            2.43%        300,000
                  Var Due 12/01/31
     1,250,000    OHIO                                   10.11%      1,250,000

                  PENNSYLVANIA
       100,000    Delaware Co., PA Dev                    0.81%        100,000
                  Var Due 04/01/21
       145,000    New Castle, PA Hosp                     1.17%        145,000
                  Var Due 07/01/26
       200,000    Allentown, PA Dev                       1.62%        200,000
                  Var Due 12/01/29
       685,000    Benzinger Twp., PA                      5.54%        685,000
                  Var Due 12/01/30
       200,000    Pennsylvania St Univ                    1.62%        200,000
                  Var Due 04/01/31
       200,000    Chester Co., PA Dev                     1.62%        200,000
                  Var Due 07/01/31
       200,000    Allegheny Co. PA Dev                    1.62%        200,000
                  Var Due 08/01/32
     1,730,000    PENNSYLVANIA                           14.00%      1,730,000

                  TEXAS
       100,000    Pearland, TX ISD                        0.81%         99,903
                  3.000% Due 02/15/07
                  704879ZA6
       400,000    Houston, TX CP                          3.24%        400,000
                  3.520% Due 03/07/07
                  44237RJ79
       100,000    Galena Park, TX ISD                     0.82%        100,754
                  4.750% Due 08/15/07
                  363334XW8
       150,000    Hurst Euless, TX CSD                    1.22%        150,404
                  4.000% Due 08/15/07
                  447819AA1
       400,000    Harris Co., TX IDR                      3.24%        400,000
                  Var Due 02/01/20
                  41419HAA9
     1,150,000    TEXAS                                   9.31%      1,151,060

              VINTAGE MUNICIPAL ASSET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  WASHINGTON
       115,000    Port Vancouver 84-B                     0.93%        115,000
                  Var Due 12/01/09
                  735541FD1
       700,000    Lake Tapps Pkwy, WA                     5.66%        700,000
                  Var Due 12/01/19
                  511019AB7
       815,000    WASHINGTON                              6.59%        815,000

                  WISCONSIN
       125,000    Fond du Lac, WI                         1.01%        125,087
                  3.750% Due 05/01/07
       200,000    Eagle River, WI                         1.62%        200,307
                  4.000% Due 10/01/07
       325,000    WISCONSIN                               2.63%        325,394

                  WYOMING
       400,000    Sweetwater Co, WY CP                    3.24%        400,000
                  3.470% Due 01/03/07
       400,000    WYOMING                                 3.24%        400,000
    12,150,000    TOTAL MUNICIPAL BONDS                  98.44%     12,168,494


                  SHORT-TERM INVEST
       192,374    AIM Tax Free Cash                       1.56%        192,374
       192,374    TOTAL SHORT-TERM INVEST                 1.56%        192,374
    12,342,374    TOTAL PORTFOLIO                       100.00%     12,360,868

                VINTAGE LIQUID ASSET FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006

                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
                    CORPORATE BONDS
                    BANKING & FINANCIAL
     1,500,000    HSBC USA Inc                            1.22%      1,505,501
                  8.375% Due 02/15/07
     2,000,000    J P Morgan                              1.62%      2,000,039
                  5.500% Due 03/26/07
     2,000,000    CIT Group Inc                           1.63%      2,008,737
                  7.375% Due 04/02/07
       830,000    Wachovia Corp                           0.67%        823,845
                  4.125% Due 08/15/07
     1,000,000    J P Morgan                              0.81%        992,010
                  4.125% Due 09/01/07
     1,000,000    CIT Group Inc                           0.82%      1,003,609
                  5.750% Due 09/25/07
     1,000,000    National City Bank                      0.81%        991,016
                  4.000% Due 09/28/07
     9,330,000    BANKING & FINANCIAL                     7.58%      9,324,757

                  COMPUTER HARDWARE
     1,000,000    Hewlett-Packard Co                      0.81%      1,000,816
                  5.500% Due 07/01/07
     1,505,000    IBM Corporation                         1.23%      1,514,817
                  6.450% Due 08/01/07
     2,505,000    COMPUTER HARDWARE                       2.04%      2,515,633

                  ELECTRIC UTILITY
     3,000,000    Southern Company                        2.43%      2,992,681
                  4.875% Due 07/15/07
     3,000,000    ELECTRIC UTILITY                        2.43%      2,992,681

                  FINANCIAL SERVICES
     1,655,000    Merrill Lynch & Co                      1.34%      1,655,131
                  Var Due 01/26/07
     1,000,000    Household Finance                       0.81%      1,000,145
                  5.750% Due 01/30/07
     2,980,000    Boeing Capital Corp                     2.42%      2,980,420
                  5.750% Due 02/15/07
       500,000    Caterpillar Fin Serv                    0.40%        498,503
                  3.000% Due 02/15/07
     1,000,000    Household Finance                       0.82%      1,003,433
                  7.875% Due 03/01/07
     2,000,000    Morgan Stanley                          1.63%      2,001,104
                  5.800% Due 04/01/07
     1,000,000    Merrill Lynch & Co                      0.81%        991,552
                  3.000% Due 04/30/07
       325,000    Caterpillar Fin Serv                    0.26%        322,207
                  3.100% Due 05/15/07
     1,665,000    Caterpillar Fin Serv                    1.35%      1,661,061
                  4.875% Due 06/15/07
     1,000,000    Bear Stearns Co                         0.82%      1,014,694
                  7.800% Due 08/15/07
       500,000    Caterpillar Fin Serv                    0.40%        493,942
                  3.625% Due 11/15/07

                VINTAGE LIQUID ASSET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                     Amortized
  Shares/Par          Security Description         % of Portfolio      Cost
  ----------          --------------------         --------------    ---------

       500,000    Merrill Lynch & Co                      0.40%        494,613
                  4.000% Due 11/15/07
     1,000,000    Credit Suisse FB USA                    0.81%      1,000,000
                  5.400% Due 12/21/07
     1,000,000    Bear Stearns Co                         0.81%      1,000,000
                  Var Due 01/04/08
    16,125,000    FINANCIAL SERVICES                     13.09%     16,116,805

                  INSURANCE
     3,000,000    United Health Care                      2.44%      2,999,582
                  5.200% Due 01/17/07
     3,000,000    INSURANCE                               2.44%      2,999,582

                  MISCELLANEOUS
     1,805,000    Schneider Capital                       1.47%      1,805,000
                  Var Due 07/01/43
       950,000    Kuehn Enterprises                       0.77%        950,000
                  Var Due 10/01/43
     2,755,000    MISCELLANEOUS                           2.24%      2,755,000
    36,715,000    TOTAL CORPORATE BONDS                  29.82%     36,704,457


                  FMHA GUARANTEED LOAN
                  TRUST 1 - US BANK
       301,656    FMHA TRUST I DAILY                      0.25%        301,656
                  Combined Var Daily
       688,875    FMHA TRUST I MONTHLY                    0.56%        688,875
                  Combined Var Monthly
     2,332,916    FMHA TRUST I QRTLY                      1.90%      2,332,916
                  Combined Var Qrtly
       858,595    FMHA TRUST I Q 17                       0.70%        858,595
                  Var 1/17 & Qtrly
     4,182,042    TRUST 1 - US BANK                       3.40%      4,182,042

                  TRUST 2 - 5TH3RD BK
     5,733,245    FMHA TRUST II DAILY                     4.66%      5,733,245
                  Combined Var Daily
       184,699    FMHA TR II MONTHLY                      0.15%        184,699
                  Combined Var Monthly
     3,516,978    FMHA TRUST II QRTLY                     2.86%      3,516,978
       268,586    FMHA TR II QRTLY 3/1                    0.22%        268,586
                  Var 3/1 & Quarterly
       144,060    FMHA TR II 12/31                        0.12%        144,060
                  Var 12/31 & Annual
     9,847,568    TRUST 2 - 5TH3RD BK                     8.00%      9,847,568
    14,029,609    TOTAL FMHA GUARANTEED LOAN             11.40%     14,029,609

                VINTAGE LIQUID ASSET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                     Amortized
  Shares/Par          Security Description         % of Portfolio      Cost
  ----------          --------------------         --------------    ---------

                  GOVT & AGENCY SEC
                  FHLB
     2,575,000    FHLB Variable                           2.09%      2,574,298
                  Var Due 09/06/07
     2,000,000    FHLB Variable                           1.62%      2,000,000
                  Var Due 11/21/07
     1,000,000    FHLB Variable                           0.81%      1,000,000
                  Var Due 11/28/07
     2,625,000    FHLB Step Cpn                           2.13%      2,618,723
                  Step Due 12/28/07
     8,200,000    FHLB                                    6.66%      8,193,021

                  FHLMC
       592,000    FHLMC DN                                0.48%        589,126
                  0.000% Due 02/06/07
     1,000,000    FHLMC                                   0.81%        999,985
                  5.250% Due 04/27/07
     1,592,000    FHLMC                                   1.29%      1,589,111

                  FNMA
     1,000,000    FNMA                                    0.81%        992,731
                  3.375% Due 05/15/07
     1,000,000    FNMA                                    0.80%        986,062
                  3.750% Due 12/28/07
     2,000,000    FNMA                                    1.61%      1,978,793
    11,792,000    TOTAL GOVT & AGENCY SEC                 9.55%     11,760,925


                  REPURCHASE AGREEMENT
    20,000,000    BEAR STNS VINTAGE                      16.25%     20,000,000
                  5.32% due  1/ 2/07
    19,579,807    SNW VINTAGE REPO                       15.91%     19,579,807
                  5.29% due  1/ 2/07
    39,579,807    REPURCHASE AGREEMENT                   32.15%     39,579,807
    39,579,807    TOTAL REPURCHASE AGREEMENT             32.15%     39,579,807

                VINTAGE LIQUID ASSET FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                     Amortized
  Shares/Par          Security Description         % of Portfolio      Cost
  ----------          --------------------         --------------    ---------

                  SHORT-TERM INVEST
                  BANKERS ACCEPTANCE
       404,000    First Tennessee B/A                     0.33%        400,907
                  0.000% Due 02/22/07
       404,000    BANKERS ACCEPTANCE                      0.33%        400,907

                  COMMERCIAL PAPER
     1,000,000    Citigroup Funding CP                    0.81%        999,562
                  0.000% Due 01/04/07
     1,000,000    UBS Finance CP                          0.81%        998,983
                  0.000% Due 01/08/07
     1,500,000    Bank of America CP                      1.22%      1,497,585
                  0.000% Due 01/12/07
     2,000,000    Gen Elec Cap CP                         1.62%      1,995,629
                  0.000% Due 01/16/07
     1,365,000    BNP Paribas Fin CP                      1.11%      1,361,407
                  0.000% Due 01/19/07
     1,000,000    Citigroup Funding CP                    0.81%        996,646
                  0.000% Due 01/24/07
     1,000,000    Gen Elec Cap CP                         0.81%        994,334
                  0.000% Due 02/09/07
     1,000,000    American Honda CP                       0.81%        993,898
                  0.000% Due 02/12/07
     1,000,000    Citigroup Funding CP                    0.81%        993,898
                  0.000% Due 02/12/07
       398,000    Coop Assn Tractor CP                    0.32%        395,581
                  0.000% Due 02/12/07
     1,000,000    Barclays Funding CP                     0.81%        993,596
                  0.000% Due 02/14/07
       891,000    Coop Assn Tractor CP                    0.72%        885,011
                  0.000% Due 02/16/07
     1,000,000    Morgan Stanley CP                       0.80%        990,539
                  0.000% Due 03/07/07
     1,103,000    Coop Assn Tractor CP                    0.89%      1,092,295
                  0.000% Due 03/09/07
       467,000    Coop Assn Tractor CP                    0.37%        460,727
                  0.000% Due 04/04/07
    15,724,000    COMMERCIAL PAPER                       12.71%     15,649,691

                  COMMERCIAL PAPER144A
     1,000,000    Northern Rock CP 144                    0.81%        998,541
                  0.000% Due 01/11/07
     1,000,000    Northern Rock CP 144                    0.81%        996,344
                  0.000% Due 01/26/07
     1,500,000    Danske Corp CP 144A                     1.21%      1,493,668
                  0.000% Due 01/30/07
     1,500,000    Abbott Lab CP 144A                      1.21%      1,484,617
                  0.000% Due 03/13/07
     5,000,000    COMMERCIAL PAPER144A                    4.04%      4,973,170

    21,128,000    TOTAL SHORT-TERM INVEST                17.08%     21,023,768
   123,244,416    TOTAL PORTFOLIO                       100.00%    123,098,567

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006

                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
                     CORPORATE BONDS
                  AUTOMOTIVE FINANCE
       300,000    Daimler Chrysler NA                     0.89%        298,762
                  4.750% Due 01/15/08
       300,000    AUTOMOTIVE FINANCE                      0.89%        298,762

                  BANKING & FINANCIAL
       300,000    Bank of America Corp                    0.88%        297,240
                  3.875% Due 01/15/08
       300,000    CIT Group Inc                           0.90%        303,162
                  5.750% Due 09/25/07
       400,000    General Elec Cap Crp                    1.18%        392,714
                  4.625% Due 09/15/09
       300,000    HSBC Finance Corp.                      0.88%        297,468
                  4.750% Due 04/15/10
       300,000    JP Morgan Chase                         0.90%        301,404
                  5.250% Due 05/30/07
       300,000    US Bank NA                              0.88%        297,699
                  4.125% Due 03/17/08
       300,000    Wells Fargo Company                     0.88%        298,451
                  4.000% Due 08/15/08
     2,200,000    BANKING & FINANCIAL                     6.50%      2,188,138

                  BANKS- INTERNATIONAL
       300,000    Wachovia Corp                           0.87%        293,865
                  3.500% Due 08/15/08
       300,000    BANKS- INTERNATIONAL                    0.87%        293,865

                  BEVERAGES
       400,000    Diageo Capital PLC                      1.18%        400,496
                  3.500% Due 11/19/07
       400,000    BEVERAGES                               1.18%        400,496

                  BROKER - DEALER
       300,000    Morgan Stanley                          0.87%        291,218
                  4.000% Due 01/15/10
       300,000    BROKER - DEALER                         0.87%        291,218

                  ELECTRIC UTILITY
       192,000    Arkansas Elec                           0.58%        198,420
                  7.330% Due 06/30/08
       300,000    Duke Energy Corp                        0.88%        299,345
                  3.750% Due 03/05/08
       492,000    ELECTRIC UTILITY                        1.46%        497,766

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  FINANCIAL SERVICES
       300,000    AMER GEN FIN AIG                        0.87%        293,029
                  2.750% Due 06/15/08
       300,000    Citigroup Inc                           0.88%        297,645
                  3.500% Due 02/01/08
       400,000    Countrywide Hm Loan                     1.16%        393,719
                  3.250% Due 05/21/08
       300,000    Ford Motor                              0.90%        300,284
                  6.500% Due 01/25/07
       300,000    GE Capital                              0.90%        301,706
                  5.375% Due 03/15/07
       300,000    Goldman Sachs Group                     0.88%        294,830
                  4.500% Due 06/15/10
       200,000    John Deere Corp                         0.59%        199,838
                  3.625% Due 05/25/07
       300,000    Lehman Bros Holdings                    0.88%        299,086
                  4.000% Due 01/22/08
                  524908FD7
       300,000    Wash Mut Finance                        0.89%        299,940
                  4.375% Due 01/15/08
     2,700,000    FINANCIAL SERVICES                      7.94%      2,680,077

                  FOOD PRODUCTS
       300,000    Campbell Soup                           0.90%        301,495
                  5.500% Due 03/15/07
       300,000    Kroger Co                               0.92%        311,492
                  7.450% Due 03/01/08
       600,000    FOOD PRODUCTS                           1.81%        612,987

                  FOREST PORDUCTS
       400,000    Weyerhaeuser Co                         1.20%        410,906
                  5.950% Due 11/01/08
       400,000    FOREST PORDUCTS                         1.20%        410,906

                  MANUF CAPITAL GOODS
       400,000    Tyco Intl Group                         1.21%        412,119
                  6.125% Due 11/01/08
       400,000    MANUF CAPITAL GOODS                     1.21%        412,119

                  MEDIA
       300,000    AOL Time Warner                         0.90%        302,173
                  6.150% Due 05/01/07
       400,000    Comcast Cble Comm                       1.21%        408,587
                  8.375% Due 05/01/07
       300,000    Disney Company                          0.90%        302,035
                  5.375% Due 06/01/07
       300,000    Gannett Company                         0.88%        299,437
                  4.125% Due 06/15/08
     1,300,000    MEDIA                                   3.88%      1,312,232

                  MINING
       400,000    Alcoa Inc                               1.18%        400,993
                  4.250% Due 08/15/07
       400,000    MINING                                  1.18%        400,993

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  OIL & GAS
       300,000    Marathon Oil Corp                       0.90%        302,912
                  5.375% Due 06/01/07
       300,000    OIL & GAS                               0.90%        302,912

                  REIT
       300,000    Simon Prop Grp REIT                     0.90%        305,175
                  6.375% Due 11/15/07
       300,000    REIT                                    0.90%        305,175

                  RETAIL GEN MDSE
       400,000    Target Corp                             1.20%        402,943
                  5.500% Due 04/01/07
       400,000    RETAIL GEN MDSE                         1.20%        402,943

                  TELECOMMUNICATIONS
       300,000    America Movil SA                        0.87%        287,917
                  4.125% Due 03/01/09
       300,000    AT&T Inc. SBC Comm.                     0.87%        288,837
                  4.125% Due 09/15/09
       300,000    AT&T Wireless                           0.90%        303,749
                  7.500% Due 05/01/07
       300,000    Sprint Corp                             0.91%        304,318
                  6.125% Due 11/15/08
       300,000    Telus Corporation                       0.90%        303,851
                  7.500% Due 06/01/07
       500,000    Verizon Corp                            1.50%        507,628
                  6.125% Due 06/15/07
     2,000,000    TELECOMMUNICATIONS                      5.95%      1,996,299
    12,792,000    TOTAL CORPORATE BONDS                  37.94%     12,806,889


                  GOVT & AGENCY SEC
                  FHLMC
     1,300,000    FHLMC                                   3.94%      1,321,984
                  5.750% Due 03/15/09
     1,300,000    FHLMC                                   3.94%      1,321,984

                  FNMA
     4,300,000    FNMA                                   13.38%      4,480,434
                  6.625% Due 09/15/09
     4,300,000    FNMA                                   13.38%      4,480,434
     5,600,000    TOTAL GOVT & AGENCY SEC                17.32%      5,802,418


                  MUNICIPAL BONDS
                  REV BOND - EDUCATION
        45,000    Azusa Pacific Univ                      0.14%         45,304
                  7.250% Due 04/01/09
        45,000    Rev Bond - Education                    0.14%         45,304
        45,000    TOTAL MUNICIPAL BONDS                   0.14%         45,304

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  MORTGAGE-RELATED
                  ASSET-BACKED SEC
       491,696    Amresco 1997-2 M1F                      1.46%        491,696
                  7.430% Due 06/25/27
                  03215PCG2
     1,110,000    Chase Mtg 2003-4 1A5                    3.29%      1,120,858
                  5.416% Due 05/25/33
       698,740    Chase Mtg 2003-6 1A3                    2.05%        693,848
                  3.340% Due 05/25/26
        61,542    Cntrywide 2004-9 AF3                    0.18%         61,541
                  3.854% Due 10/25/30
        30,036    Conseco Fin Series                      0.09%         30,271
                  7.272% Due 06/15/32
       893,000    CountryWide ABS                         2.70%        892,993
                  5.971% Due 8/25/2046
       513,196    CountryWide ABS                         1.52%        513,190
       625,000    4.575% Due 5/25/2035
       101,582    First Alliance Step                     0.30%        101,582
                  6.520% Due 09/20/29
       287,023    Green Tree                              0.89%        287,023
                  7.350% Due 05/15/27
       230,972    Green Tree                              0.71%        230,972
                  7.600% Due 10/15/27
        38,115    IMC Home Equity                         0.11%         38,115
                  7.080% Due 08/20/28
       178,055    Indymac 1998-2 A2                       0.52%        178,055
                  6.170% Due 12/25/11
     1,300,000    POPLR 2005-B AF3                        3.83%      1,300,000
                  4.610% Due 08/25/35
       800,000    RAMP 2004-RS12 AI3                      2.37%        799,993
                  3.981% Due 04/25/29
       350,000    RAMP 2005-RS1                           1.03%        350,000
                  4.109% Due 01/25/35
     7,083,956    ASSET-BACKED SEC                       21.07%      7,090,136

                  AIRLINES
        80,749    Cont. Airlines Certs                    0.24%         80,563
                  6.410% Due 04/15/07
        80,749    AIRLINES                                0.24%         80,563

                  COLLATER MORTG OBLIG
       961,919    FHLMC 2971 Class PE                     2.83%        949,920
                  4.500% Due 03/15/26
       905,859    FHLMC 3089 Class LP                     2.71%        915,435
                  5.500% Due 12/15/29
           171    FNMA 1993-14 Class A                    0.00%            171
                  6.000% Due 02/25/08
       164,406    St Asset 2001-1 B2                      0.49%        164,406
                  7.170% Due 02/25/31
        47,772    Struc Asset Sec                         0.14%         47,983
                  5.330% Due 04/25/32
     2,080,126    COLLATER MORTG OBLIG                    6.18%      2,077,915

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  FHLMC POOL
        11,265    FHLMC #E61274                           0.03%         11,265
                  7.000% Due 08/01/09
       739,752    FHLMC #M90830                           2.15%        736,893
                  3.500% Due 08/01/08
     1,005,086    FHLMC #M90842                           2.94%      1,012,022
                  4.000% Due 09/01/08
       417,378    FHLMC #M90877                           1.22%        420,675
                  4.000% Due 12/01/08
       725,788    FHLMC #M90980                           2.16%        730,949
                  5.000% Due 05/01/10
       764,491    FHLMC #M90988                           2.27%        770,890
                  5.000% Due 07/01/10
       595,756    FHLMC Gold #M90876                      1.75%        600,471
                  4.000% Due 11/01/08
     4,259,516    FHLMC POOL                             12.53%      4,283,165

                  FNMA POOL
       903,362    FNMA Pool #254711                       2.62%        866,316
                  4.000% Due 03/01/10
       903,362    FNMA POOL                               2.62%        866,316
    14,407,709    TOTAL MORTGAGE-RELATED                 42.63%     14,398,095

                  Short-Term Invest*
                  Money Market Fund*
       660,370    Liquid Assets Fd I*                     1.97%        660,370
       660,370    TOTAL SHORT-TERM INVEST*                1.97%        660,370
    33,505,079    TOTAL PORTFOLIO                       100.00%     33,713,076


     * The money market fund used for liquidity is an affiliated money market fund. This is an affiliated investment.

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006

                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
                  ALTERN MIN TAX PAPER
                  Rev Bond - Education
     1,000,000    Iowa Stud Ln Corp                       5.46%      1,002,237
                  5.100% Due 06/01/09
     1,000,000    Utah State Rev                          5.44%      1,010,268
                  5.200% Due 05/01/08
     2,000,000    REV BOND - EDUCATION                   10.90%      2,012,505
     2,000,000    TOTAL ALTERN MIN TAX PAPER             10.90%      2,012,505


                  Municipal Bonds
                  DAILY PUT BONDS
       150,000    Erie Co., PA Hosp                       0.80%        150,000
                  Var Due 05/15/20
       150,000    DAILY PUT BONDS                         0.80%        150,000

                  G/O CO/CITY/SD BONDS
       200,000    Beaufort Cnty, SC                       1.07%        201,198
                  4.250% Due 03/01/22
       340,000    Clark Cnty WA Sch                       1.90%        359,048
                  5.250% Due 12/01/09
       125,000    Clark Cnty WA Sch                       0.70%        133,485
                  5.250% Due 12/01/14
       300,000    De Kalb Cnty, IL G.O                    1.72%        319,640
                  5.000% Due 12/01/20
       200,000    Decatur AL G.O.                         1.07%        198,631
                  4.250% Due 10/01/22
       240,000    DuPage Co. IL                           1.38%        255,254
                  5.000% Due 11/01/16
       200,000    Evansville IN                           1.15%        210,737
                  5.000% Due 12/01/23
       300,000    Harris Co., TX G.O                      1.74%        315,100
                  5.250% Due 10/01/20
       290,000    Hays, TX G.O.                           1.11%        204,428
                  0.000% Due 08/15/14
       300,000    Illinois St, G.O                        1.72%        317,512
                  5.250% Due 10/01/19
       300,000    Kendall Cnty, IL G.O                    1.75%        317,179
                  5.250% Due 01/01/23
       500,000    King County WA                          2.81%        535,519
                  5.000% Due 01/01/11
       200,000    King County WA                          1.08%        201,883
                  4.000% Due 12/01/12
       200,000    Kronewetter, WI                         1.08%        201,834
                  4.750% Due 03/01/11

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
       500,000    Memphis TN                              2.89%        542,102
                  5.000% Due 11/01/14
       290,000    Montgomery, AL G.O                      1.65%        306,525
                  5.000% Due 01/01/23
       290,000    Neshaminy, PA G.O                       1.69%        311,303
                  5.000% Due 05/01/18
       245,000    New York NY - SER G                     1.41%        265,356
                  5.000% Due 12/01/17
       290,000    Plano, TX G.O                           1.63%        302,293
                  4.750% Due 09/01/19
       200,000    San Diego, CA SD                        1.09%        203,037
                  4.500% Due 07/01/24
       200,000    Seattle, WA G.O                         1.14%        210,689
                  5.000% Due 08/01/23
       435,000    Will Cnty IL SD                         2.56%        453,373
                  6.500% Due 11/01/10
       320,000    Will Cnty IL SD                         1.88%        342,334
                  6.500% Due 11/01/17
     6,465,000    G/O CO/CITY/SD BONDS                   36.24%      6,708,460

                  G/O OTHER BONDS
       475,000    FL State Brd of Ed                      2.76%        518,610
                  5.000% Due 06/01/15
       475,000    G/O OTHER BONDS                         2.76%        518,610

                  G/O STATE BONDS
       290,000    California  State                       1.66%        312,630
                  5.000% Due 12/01/17
       500,000    California  State                       2.84%        539,466
                  5.250% Due 03/01/11
       500,000    California State Rev                    2.92%        531,937
                  5.250% Due 07/01/13
       290,000    Evergreen CO G.O.                       1.67%        309,774
                  5.000% Due 12/01/19
       440,000    New York NY                             2.50%        468,632
                  5.000% Due 08/01/12
       100,000    Ohio Higher Ed                          0.56%        103,452
                  5.00% Due 10/01/11
       490,000    Texas State                             2.83%        537,008
                  5.250% Due 10/15/12
       465,000    WA State Ser R03A                       2.63%        492,604
                  5.00% Due 01/01/2015
     3,075,000    G/O STATE BONDS                        17.61%      3,295,503


                  MUNICIPAL BONDS
                  REV BOND - EDUCATION
       300,000    Ohio St Univ                            1.73%        321,201
                  5.25% Due 06/01/2019
       300,000    REV BOND - EDUCATION                    1.73%        321,201

             VINTAGE LIMITED TERM BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                      Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  REV BOND - HOSPITAL
     1,000,000    Johnson City TN Rev                     5.83%      1,061,261
                  5.500% Due 07/01/12
     1,000,000    REV BOND - HOSPITAL                     5.83%      1,061,261

                  REV BOND - HOUSING
       245,000    Texas State Hsg Rev.                    1.34%        244,985
                  4.300% Due 09/01/16
       245,000    REV BOND - HOUSING                      1.34%        244,985

                  REV BOND - OTHER
       160,000    Iowa Higher Ed                          0.85%        158,839
                  4.200% Due 10/01/15
       200,000    MA St Wtr Pollution                     1.17%        219,445
                  5.000% Due 08/01/17
       465,000    MA State Spl Rev                        2.68%        503,903
                  5.000% Due 06/01/14
       825,000    REV BOND - OTHER                        4.70%        882,187

                  REV BOND - PUB FACIL
       450,000    Allen Cnty  IN                          2.63%        471,863
                  5.750% Due 10/01/11
       150,000    Denver Dpt Parks, CO                    0.80%        149,950
                  4.000% Due 09/01/07
       200,000    Monona, WI Swr Rev                      1.08%        201,542
                  4.500% Due 05/01/11
       135,000    Wisconsin State                         0.74%        138,173
                  5.000% Due 04/01/09
       935,000    REV BOND - PUB FACIL                    5.25%        961,527

                  REV BOND - TRANSPORT
       300,000    Collier Cnty Rev, FL                    1.72%        317,291
                  5.000% Due 06/01/21
       300,000    REV BOND - TRANSPORT                    1.72%        317,291

                  REV BOND - UTILITIES
       200,000    Bay Cnty, FL                            1.16%        213,315
                  5.000% Due 09/01/18
       280,000    Denton TX Util Systm                    1.58%        298,310
                  5.000% Due 12/01/13
       465,000    Grays Harbor Co Util                    2.66%        497,650
                  5.50% Due 01/01/2014
       900,000    Sam Rayburn TX Rev                      5.14%        923,657
                  6.000% Due 09/01/10
     1,845,000    REV BOND - UTILITIES                   10.54%      1,932,931
    15,615,000    TOTAL MUNICIPAL BONDS                  88.52%     16,393,958


                  Short-Term Invest
                  MONEY MARKET FUND*
       108,477    Muni Assets Fund I *                    0.58%        108,477
       108,477    TOTAL SHORT-TERM INVEST                 0.58%        108,477
    17,723,477    TOTAL PORTFOLIO                       100.00%     18,514,940


     * THE MONEY MARKET FUND USED FOR LIQUIDITY IS AN AFFILIATED MONEY MARKET FUND. THIS IS AN AFFILIATED INVESTMENT.

                    VINTAGE BOND FUND SCHEDULE OF INVESTMENTS
                                As of 12/31/2006

                                                                     Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------
                       CORPORATE BONDS
                  AUTOMOTIVE FINANCE
       365,000    Daimler Chrysler NA                     0.50%        381,020
                  6.500% Due 11/15/13
       365,000    AUTOMOTIVE FINANCE                      0.50%        381,020

                  BANKING & FINANCIAL
       650,000    Bank of America Corp                    0.94%        722,983
                  7.400% Due 01/15/11
       410,000    US Bank NA                              0.53%        383,999
                  4.800% Due 04/15/15
     1,060,000    BANKING & FINANCIAL                     1.46%      1,106,981

                  BEVERAGES
       535,000    Anheuser-Busch Co                       0.71%        590,681
                  5.950% Due 01/15/33
       535,000    BEVERAGES                               0.71%        590,681

                  BROKER - DEALER
       490,000    JP Morgan Chase & Co                    0.63%        475,669
                  3.500% Due 03/15/09
       240,000    JP Morgan Chase & Co                    0.31%        239,132
                  4.500% Due 01/15/12
       705,000    Morgan Stanley                          0.92%        703,926
                  3.875% Due 01/15/09
     1,435,000    BROKER - DEALER                         1.87%      1,418,727

                  BUILDING PRODUCTS
       520,000    Lafarge SA                              0.73%        517,927
                  6.500% Due 07/15/16
       520,000    BUILDING PRODUCTS                       0.73%        517,927

                  CONGLOMERATES
       680,000    GE Capital Corp MTN                     0.94%        712,910
                  6.125% Due 02/22/11
       350,000    GE Capital Corp MTN                     0.54%        386,209
                  6.750% Due 03/15/32
     1,030,000    CONGLOMERATES                           1.48%      1,099,119

                  CONSUMER GOODS &SERV
       490,000    Fortune Brands Inc.                     0.62%        488,367
                  5.375% Due 01/15/16
       490,000    CONSUMER GOODS &SERV                    0.62%        488,367

                  AEROSPACE - DEFENSE
       445,000    Lockheed Martin Corp                    0.63%        472,792
                  6.150% Due 09/01/36
       445,000    AEROSPACE - DEFENSE                     0.63%        472,792

                  ELECTRICAL
       490,000    PG&E                                    0.63%        491,974
                  4.800% Due 03/01/14
       490,000    ELECTRICAL                              0.63%        491,974

                  ELECTRIC UTILITY
       490,000    Appalachian Power CO                    0.62%        494,051
                  5.000% Due 06/01/17
       490,000    ELECTRIC UTILITY                        0.62%        494,051

                  FINANCIAL SERVICES
       505,000    CIT Group Inc                           0.66%        507,360
                  4.750% Due 12/15/10
       650,000    Citigroup Inc                           0.86%        647,233
                  5.125% Due 05/05/14
       450,000    Countrywide Loan                        0.57%        424,113
                  4.000% Due 03/22/11
       800,000    Household Finance                       1.04%        780,692
                  4.750% Due 07/15/13
       455,000    Lehman Bros Holdings                    0.61%        457,396
                  5.500% Due 04/04/16
     2,860,000    FINANCIAL SERVICES                      3.74%      2,816,794

                  FOOD PRODUCTS
       810,000    Kroger Co                               1.11%        841,027
                  7.450% Due 03/01/08
       810,000    FOOD PRODUCTS                           1.11%        841,027

                  HOME BUILDING & SVCS
       715,000    DR Horton Inc                           0.93%        716,490
                  5.625% Due 09/15/14
       715,000    HOME BUILDING & SVCS                    0.93%        716,490

                  INSURANCE
       450,000    Allstate Corp                           0.59%        427,283
                  5.000% Due 08/15/14
       440,000    Genworth Financial                      0.60%        439,490
                  5.750% Due 06/15/14
       890,000    INSURANCE                               1.19%        866,773

                  MACHINERY & EQUIP
       450,000    Johnson Controls Inc                    0.58%        426,871
                  4.875% Due 09/15/13
       450,000    MACHINERY & EQUIP                       0.58%        426,871

                     VINTAGE BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                    Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  MEDICAL HOSP MGMT
       490,000    Wellpoint Inc.                          0.64%        488,324
                  5.250% Due 01/15/16
       490,000    MEDICAL HOSP MGMT                       0.64%        488,324

                  MEDIA
       120,000    AOL Time Warner                         0.18%        136,536
                  7.625% Due 04/15/31
       255,000    AOL Time Warner                         0.36%        277,011
                  6.875% Due 05/01/12
       800,000    Comcast Cble Comm                       1.06%        802,063
                  5.875% Due 02/15/18
     1,175,000    MEDIA                                   1.60%      1,215,609

                  MINING
       490,000    BHP Finance USA                         0.65%        491,311
                  5.250% Due 12/15/15
       490,000    MINING                                  0.65%        491,311

                  OIL & GAS
       380,000    Conoco Inc                              0.58%        416,545
                  6.950% Due 04/15/29
       600,000    Enterprise Prod Oper                    0.76%        584,517
                  5.000% Due 03/01/15
       435,000    Valero Energy                           0.62%        454,008
                  6.875% Due 4/15/12
     1,415,000    OIL & GAS                               1.95%      1,455,070

                  PHARMACEUTICALS
       450,000    Cardinal Health Inc                     0.60%        441,911
                  5.850% Due 12/15/17
       450,000    PHARMACEUTICALS                         0.60%        441,911

                  PIPELINES
       630,000    Kinder Morgan Energy                    0.88%        684,500
                  6.750% Due 03/15/11
       630,000    PIPELINES                               0.88%        684,500

                  RAILROADS
       280,000    Union Pacific Corp                      0.41%        291,462
                  6.625% Due 02/01/29
       280,000    RAILROADS                               0.41%        291,462

                  REIT
       450,000    Avalon Bay Apts                         0.61%        449,682
                  5.500% Due 01/15/12
       430,000    Realty Income Corp                      0.56%        413,239
                  5.500% Due 11/15/15
       630,000    Simon Prop Grp REIT                     0.92%        694,480
                  7.750% Due 01/20/11
     1,510,000    REIT                                    2.09%      1,557,400

                  RETAIL GEN MDSE
       425,000    May Dept. Store                         0.56%        416,358
                  5.750% Due 07/15/14
       425,000    RETAIL GEN MDSE                         0.56%        416,358

                  TELECOMMUNICATIONS
       605,000    America Movil SA                        0.79%        568,910
                  5.500% Due 03/01/14
       365,000    AT&T Inc.                               0.50%        364,673
                  5.875% Due 08/15/12
       310,000    AT&T Wireless                           0.45%        341,298
                  7.875% Due 03/01/11
       295,000    Sprint Corp                             0.44%        329,489
                  8.375% Due 03/15/12
       705,000    Telus Corporation                       1.03%        766,039
                  8.000% Due 06/01/11
       765,000    Verizon Corp                            0.98%        724,203
                  4.900% Due 09/15/15
     3,045,000    TELECOMMUNICATIONS                      4.20%      3,094,612

                  UTILITIES
       425,000    Cincinnati Gas&Elec.                    0.58%        432,667
                  5.700% Due 09/15/12
       425,000    UTILITIES                               0.58%        432,667
    22,920,000    TOTAL CORPORATE BONDS                  30.94%     23,298,819


                  GOVT & AGENCY SEC
                  FHLMC
       730,000    FHLMC                                   1.18%        794,896
                  6.750% Due 09/15/29
       730,000    FHLMC                                   1.18%        794,896

                  FNMA
     2,040,000    FNMA                                    2.69%      2,035,925
                  4.500% Due 06/01/10
       500,000    FNMA                                    0.84%        625,230
                  7.125% Due 01/15/30
     2,540,000    FNMA                                    3.53%      2,661,155

                  OTHER GOVT RELATED
       500,000    Quebec Province MTN                     0.79%        504,505
                  7.035% Due 03/10/26
       260,000    Utd Mexican States                      0.38%        262,034
                  6.750% Due 09/27/34
       760,000    OTHER GOVT RELATED                      1.17%        766,539

                     VINTAGE BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                     Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  US TREAS SECURITIES
     2,200,000    U.S Treasury Strip                      1.66%      1,188,184
                  0% Due 11/15/2018
     2,410,000    U.S Treasury Strip                      1.68%      1,192,059
                  0% Due 05/15/2020
     2,720,000    U.S Treasury Strip                      1.46%      1,008,650
                  0% Due 08/15/2025
       170,000    U.S. Treasury Note                      0.21%        164,865
                  3.625% Due 05/15/13
     7,500,000    US TREAS SECURITIES                     5.02%      3,553,757
    11,530,000    TOTAL GOVT & AGENCY SEC                10.90%      7,776,348


                  MUNICIPAL BONDS
                  G/O CO/CITY/SD BONDS
       125,000    Fulton MO Sink 7/08                     0.17%        124,284
                  7.600% Due 07/01/11
       125,000    G/O CO/CITY/SD BONDS                    0.17%        124,284

                  G/O STATE BONDS
       815,000    Oregon State G/O                        1.07%        815,000
                  3.742% Due 06/01/08
       815,000    G/O STATE BONDS                         1.07%        815,000

                  REV BOND - EDUCATION
       220,000    PA Higher Ed Hsg                        0.29%        220,000
                  4.700% Due 07/01/09
       220,000    REV BOND - EDUCATION                    0.29%        220,000
     1,160,000    TOTAL MUNICIPAL BONDS                   1.53%      1,159,284


                  MORTGAGE-RELATED
                  ASSET-BACKED SEC
       491,696    Amresco 1997-2 M1F                      0.66%        491,696
                  7.430% Due 06/25/27
     1,100,000    Chase Mtg 2003-4 1A5                    1.46%      1,108,558
                  5.416% Due 05/25/33
       762,791    Chase Mtg 2003-6 1A3                    1.01%        757,444
                  3.340% Due 05/25/26
       965,288    CIT Group 2002-1 AF5                    1.30%      1,003,626
                  6.710% Due 02/25/33
        95,153    Cntrywide 2004-9 AF3                    0.13%         95,152
                  3.854% Due 10/25/30
        44,234    ContiMtg 1999-1 A7                      0.06%         44,561
                  6.470% Due 12/25/13
       660,996    CountryWide ABS                         0.88%        660,989
                  4.575% Due 5/25/2035
       488,881    Equity One                              0.65%        499,584
                  6.039% Due 11/25/23
        46,893    FHLMC Ps Thru T-5 A6                    0.06%         46,893
                  7.120% Due 06/25/28
       656,905    GreenTree 1996-3 A6                     0.92%        685,497
                  7.850% Due 05/15/27
       356,111    Indymac 1998-2 A2                       0.47%        356,111
                  6.170% Due 12/25/11
     1,100,000    POPLR 2005-B AF3                        1.45%      1,100,000
                  4.610% Due 08/25/35
     1,000,000    RAMP 2004-RS12 AI3                      1.33%        999,991
                  3.981% Due 04/25/29
       143,146    S Pacific 1998-1 A6                     0.19%        143,146
                  7.080% Due 03/25/28
     7,912,094    ASSET-BACKED SEC                       10.57%      7,993,250

                  COLLATER MORTG OBLIG
       116,220    FHLMC 2123 Class PE                     0.16%        117,178
                  6.000% Due 12/15/27
     1,925,000    FHLMC 3076 Class PC                     2.59%      1,945,787
                  5.500% Due 11/15/25
       840,366    St Asset 2001-1 B2                      1.12%        840,366
                  7.170% Due 02/25/31
     1,002,501    Wa Mut 2003-AR4 A6                      1.32%      1,012,918
                  3.423% Due 05/25/33
     3,884,086    COLLATER MORTG OBLIG                    5.19%      3,916,248

                  FHLMC POOL
       874,269    FHLMC Gold  #E01419                     1.17%        888,230
                  5.500% Due 05/01/18
       387,884    FHLMC Gold #A19963                      0.51%        390,041
                  5.500% Due 03/01/34
        59,591    FHLMC Gold #C00592                      0.08%         59,859
                  7.000% Due 03/01/28
        59,674    FHLMC Gold #C00896                      0.08%         59,674
                  7.500% Due 12/01/29
       806,856    FHLMC Gold #C01491                      1.09%        821,044
                  6.000% Due 02/01/33
       111,951    FHLMC Gold #C19588                      0.15%        112,178
                  6.500% Due 12/01/28
        89,101    FHLMC Gold #C72044                      0.12%         92,214
                  6.500% Due 10/01/32
       137,780    FHLMC Gold #C76748                      0.19%        140,798
                  6.000% Due 02/01/33
       815,289    FHLMC Gold #C78237                      1.08%        831,472
                  5.500% Due 04/01/33
     1,965,214    FHLMC Gold #E01488                      2.59%      1,987,073
                  5.000% Due 10/01/18
     1,047,563    FHLMC Gold #E01545                      1.38%      1,062,016
                  5.000% Due 01/01/19
        79,117    FHLMC Gold #E99510                      0.11%         80,741
                  5.500% Due 09/01/18
       752,682    FHLMC Gold #G01444                      1.03%        789,275
                  6.500% Due 08/01/32

                     VINTAGE BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)
                                                                     Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

     1,429,431    FHLMC Gold #G01563                      1.90%      1,440,623
                  5.500% Due 06/01/33
       836,121    FHLMC Gold #G01772                      1.08%        836,690
                  5.000% Due 02/01/35
       888,906    FHLMC Gold #G01896                      1.15%        848,859
                  5.000% Due 09/01/35
       401,143    FHLMC Gold #M90876                      0.53%        404,326
                  4.000% Due 11/01/08
        48,532    FHLMC Pool #C53696                      0.07%         48,982
                  7.000% Due 06/01/31
        66,747    FHLMC Pool #E00436                      0.09%         66,747
                  7.000% Due 06/01/11
        76,273    FHLMC Pool #G80135                      0.11%         77,893
                  7.000% Due 10/25/24
    10,934,123    FHLMC POOL                             14.53%     11,038,736

                  FNMA POOL
        81,374    FNMA ARM #686168                        0.11%         84,414
                  4.911% Due 05/01/32
       848,671    FNMA Pool #17315                        1.16%        871,367
                  6.500% Due 12/01/32
       199,726    FNMA Pool #240650                       0.28%        207,438
                  7.500% Due 07/01/21
        54,467    FNMA Pool #250990                       0.08%         55,738
                  7.500% Due 07/01/27
        78,452    FNMA Pool #251614                       0.11%         78,668
                  7.000% Due 04/01/28
       102,944    FNMA Pool #251697                       0.14%        102,760
                  6.500% Due 05/01/28
       167,647    FNMA Pool #252334                       0.23%        167,754
                  6.500% Due 02/01/29
        78,001    FNMA Pool #252518                       0.11%         81,178
                  7.000% Due 05/01/29
       998,071    FNMA Pool #254759                       1.29%      1,011,426
                  4.500% Due 06/01/18
       985,299    FNMA Pool #254802                       1.28%        996,068
                  4.500% Due 07/01/18
       471,667    FNMA Pool #254905                       0.64%        486,915
                  6.000% Due 10/01/33
       170,977    FNMA Pool #254982                       0.22%        170,212
                  5.000% Due 12/01/33
       980,720    FNMA Pool #255075                       1.31%        997,903
                  5.500% Due 02/01/24
       227,025    FNMA Pool #255079                       0.30%        229,854
                  5.000% Due 02/01/19
       169,629    FNMA Pool #323282                       0.24%        174,928
                  7.500% Due 07/01/28
        77,446    FNMA Pool #323640                       0.11%         77,235
                  7.500% Due 04/01/29
        72,492    FNMA Pool #346287                       0.10%         73,304
                  7.000% Due 05/01/26
     1,524,007    FNMA Pool #357467                       2.02%      1,545,445
                  5.500% Due 12/01/33
        62,676    FNMA Pool #535817                       0.09%         62,951
                  7.000% Due 04/01/31
       406,362    FNMA Pool #545759                       0.56%        423,547
                  6.500% Due 07/01/32
     1,046,116    FNMA Pool #545993                       1.42%      1,081,507
                  6.000% Due 11/01/32
       974,462    FNMA Pool #555272                       1.32%        993,423
                  6.000% Due 03/01/33
        64,478    FNMA Pool #581592                       0.09%         64,901
                  7.000% Due 06/01/31
     1,902,920    FNMA Pool #683387                       2.52%      1,929,728
                  5.500% Due 02/01/33
       226,118    FNMA Pool #713974                       0.30%        225,956
                  5.500% Due 07/01/33
       985,874    FNMA Pool #721502                       1.28%        997,296
                  5.000% Due 07/01/33
     1,117,929    FNMA Pool #737730                       1.48%      1,105,914
                  5.500% Due 09/01/33
       953,203    FNMA Pool #742088                       1.23%        930,093
                  4.500% Due 04/01/19
    15,028,751    FNMA POOL                              20.01%     15,227,922

                  GNMA POOL
       137,448    GNMA II Pool #22536                     0.19%        141,682
                  7.500% Due 01/20/28
     1,292,962    GNMA II Pool #23584                     1.75%      1,337,438
                  6.000% Due 07/20/34
        47,430    GNMA Pool #451522                       0.07%         47,576
                  7.500% Due 10/15/27
       108,403    GNMA Pool #462556                       0.15%        108,172
                  6.500% Due 02/15/28
        15,319    GNMA Pool #466138                       0.02%         15,701
                  7.500% Due 12/15/28
        59,852    GNMA Pool #469699                       0.08%         60,287
                  7.000% Due 11/15/28
        81,495    GNMA Pool #486760                       0.11%         81,771
                  6.500% Due 12/15/28
        62,522    GNMA Pool #780453                       0.09%         62,730
                  7.500% Due 12/15/25
        94,339    GNMA Pool #780584                       0.13%         94,671
                  7.000% Due 06/15/27
       111,217    GNMA Pool #780717                       0.15%        111,460
                  7.000% Due 02/15/28
        67,395    GNMA Pool #780936                       0.09%         67,738
                  7.500% Due 12/15/28
       134,905    GNMA Pool #780990                       0.19%        139,521
                  7.500% Due 12/15/28
     2,213,287    GNMA POOL                               3.03%      2,268,746
    39,972,341    TOTAL MORTGAGE-RELATED                 53.34%     40,444,902

                      VINTAGE BOND FUND SCHEDULE OF INVESTMENTS
                          As of 12/31/2006 (Continued)

                                                                    Amortized
  Shares/Par          Security Description         % of Portfolio       Cost
  ----------          --------------------         --------------     ---------

                  PREFERRED STOCK
                  REIT
        10,000    Realty Income Sr PFD                    0.35%        250,000
                  8.25% Ser 11/15/2008
        10,000    REIT                                    0.35%        250,000
        10,000    TOTAL PREFERRED STOCK                   0.35%        250,000

                  SHORT-TERM INVEST
                  MONEY MARKET FUND*
     2,189,789    Liquid Assets Fd I *                    2.94%      2,189,789
     2,189,789    TOTAL SHORT-TERM INVEST *               2.94%      2,189,789
    77,782,130    TOTAL PORTFOLIO                       100.00%     75,119,142

     * The money market fund used for liquidity is an affiliated money market fund. This is an affiliated investment.

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF February 26, 2007, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.


SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


VINTAGE MUTUAL FUNDS, INC.


By /s/ Jeffrey D. Lorenzen
  --------------------------------------------------
Jeffrey D. Lorenzen, Principal Executive and President
Date: February 26, 2007




Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeffrey D. Lorenzen
-----------------------------------------------------------
Jeffrey D. Lorenzen, President, Principal Executive Officer
February 26, 2007


/s/ Amy M. Mitchell
-----------------------------------------------------------------------
Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer February 26, 2007